SCHEDULE OF FEDERAL INCOME TAX RATE RECONCILIATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income (benefit) taxes at statutory rates	$ (5,083,614)	$ (6,120,640)
State income tax, net of federal benefit	(175,164)	(131,962)
Warrants and convertible debt	(234,214)	1,620,341
Nondeductible executive compensation		480,248
Stock based compensation	303,499	(278,940)
Share subscription facility transaction costs	20,335	2,664,850
Research and development tax credits	(1,028,988)	(501,451)
Change in tax rates	54,263	371,784
Other	(78,227)	(139,213)
Change in valuation allowance	6,222,110	2,034,983
Total